Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share Basic And Diluted [Line Items]
Net income	$ (777,344)	$ (6,784,606)	$ 9,238,963	$ (3,294,265)	$ 2,454,357
Class A Ordinary Share
Earnings Per Share Basic And Diluted [Line Items]
Net income		3,293		3,841	6,514
Net income attributable		$ 3,293		$ 3,841	$ 6,514
Basic and diluted weighted average shares outstanding	21,810,415	22,474,838		21,719,426	22,024,254
Basic and diluted net income per share		$ 0		$ 0.00	$ 0
Non-Redeemable Ordinary Shares
Earnings Per Share Basic And Diluted [Line Items]
Net income		$ (6,784,606)		$ (3,294,265)	$ 2,454,357
Less: Company's portion available to be withdrawn to pay taxes		3,293		3,841	6,514
Net income attributable		$ (6,787,899)		$ (3,298,105)	$ 2,447,843
Basic and diluted weighted average shares outstanding		8,775,162		8,310,766	9,225,746
Basic and diluted net income per share		$ (0.77)		$ (0.40)	$ 0.27